Trade payables and other liabilities - Disclosure of supplier financing arrangements for trade payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 32,053	€ 29,622	€ 29,488
Liabilities that are part of the arrangements (days)	180 days
Comparable trade payables that are not part of the arrangements (days)	180 days
Financial liabilities that are part of supplier finance arrangements
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 2,207
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 1,908